Financial Instruments (Details) - Schedule of Financial Instruments - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	$ 3,760,979	$ 6,014,572
Financial liabilities, Fair value	3,760,979	6,014,572
Loans and borrowings [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	354,586	3,863,454
Financial liabilities, Fair value	354,586	3,863,454
Holdback payable [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount		400,000
Financial liabilities, Fair value		400,000
Lease Liabilities [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	19,831	135,337
Financial liabilities, Fair value	19,831	135,337
Due to related parties [Member] | Level 2 [Member]
Financial liabilities measure at amortised cost:
Financial liabilities, Carrying amount	1,259,928	2,255,522
Financial liabilities, Fair value	1,259,928	2,255,522
Cash and cash held in trust [Member] | Level 1 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	6,031,982	93,875
Financial assets, Fair value	6,031,982	93,875
Trade and other receivables [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	311,721	284,513
Financial assets, Fair value	311,721	284,513
Loan receivable [Member] | Level 2 [Member]
Financial assets measured at amortised cost:
Financial assets, Carrying amount	589,866	593,232
Financial assets, Fair value	$ 589,866	$ 593,232